MERGER WITH BRUSHY RESOURCES, INC. AND RELATED TRANSACTIONS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Net loss per common share basic and diluted	$ (4.99)	$ (1.73)	$ (6.78)	$ (4.87)	$ (12.13)	$ (12.27)
Weighted average shares outstanding: Basic and diluted	3,946,573	2,712,607	3,431,122	2,705,754	2,726,775	2,633,316
Brushy Resources, Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Revenue	$ 1,808	$ 568	$ 2,630	$ 1,297
Net loss	$ (5,843)	$ (6,522)	$ (10,511)	$ (14,305)
Net loss per common share basic and diluted	$ (1.48)	$ (2.40)	$ (3.06)	$ (5.29)
Weighted average shares outstanding: Basic and diluted	3,946,573	2,712,607	3,431,122	2,705,754